Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 1,662	$ 1,620
Profit/(loss) from equity accounted investments, related impairments and expenses	153
Investment in equity accounted investments	2,422
Dividends received from equity accounted investments	(375)
Other	245
At the end of the financial year	4,107	1,662
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses	(244)
Investment in equity accounted investments	2,355
Other	245
At the end of the financial year	2,356
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	1,662
Profit/(loss) from equity accounted investments, related impairments and expenses	397
Investment in equity accounted investments	67
Dividends received from equity accounted investments	(375)
At the end of the financial year	$ 1,751	$ 1,662